Business Combinations	12 Months Ended
Dec. 31, 2017
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Business Combinations

NOTE 4—BUSINESS COMBINATIONS

YEAR 2017

In 2017, didn’t occurred business combination transactions, as defined in IFRS 3.

YEAR 2016

In 2016, there were no material business combination transactions, as defined in IFRS 3.

YEAR 2015

In 2015, there were no material business combination transactions, as defined in IFRS 3.